Label	Element	Value
SIMT MULTI-ASSET CAPITAL STABILITY FUND | SIMT MULTI-ASSET CAPITAL STABILITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000804239_SupplementTextBlock

Multi-Asset Capital Stability Fund

Supplement dated February 8, 2013
to the Class A Shares Prospectus dated January 31, 2013

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the principal investment strategies of the Multi-Asset Capital Stability Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	SIMT MULTI-ASSET CAPITAL STABILITY FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Change in Principal Investment Strategies of the Multi-Asset Capital Stability Fund

Under the heading "Principal Investment Strategies," in the Fund Summary for the Multi-Asset Capital Stability Fund, the tenth paragraph is hereby deleted and replaced with the following:

The Fund may invest in U.S. dollar and non-U.S. dollar denominated securities. The Sub-Adviser(s) may also seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Adviser(s) may buy and sell currencies (i.e., take long or short positions) using futures contracts, foreign currency forward contracts and options. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure for foreign securities, the Sub-Adviser(s) may buy and sell currencies for hedging or for speculative purposes.

There are no other changes in the principal investment strategies of the Multi-Asset Capital Stability Fund.